Investment Strategy	Aug. 31, 2026
PGIM High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	To achieve the Fund's income objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in a diversified portfolio of high yield fixed income instruments rated Ba1 or lower by Moody's Investors Service, Inc.(“Moody's”) or BB+ or lower by S&P Global Ratings (“S&P”), and instruments either comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or considered by the subadviser to be of comparable quality, that is, junk bonds. Such instruments also include other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund may invest up to 20% of its investable assets in U.S. currency-denominated fixed income securities of foreign governments and other foreign issuers, including Brady Bonds, which are long-term bonds issued by developing nations, and preferred stock. The Fund may also invest up to 10% of its investable assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities. The Fund’s investments in foreign issuers may include issuers located anywhere in the world, including emerging markets. From time to time the Fund’s investments may be concentrated in a geographic region or country. The Fund may use various derivative strategies to try to improve the Fund’s returns. The subadviser may also use hedging techniques to try to protect the Fund’s assets. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer’s prospects and to try to decide whether the price of the issuer’s security is undervalued or overvalued.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	(“Moody's”) or BB+ or lower by S&P Global Ratings (“S&P”), and instruments either comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or considered by the subadviser to be of comparable quality, that is, junk bonds.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer’s prospects and to try to decide whether the price of the issuer’s security is undervalued or overvalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To achieve the Fund's income objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in a diversified portfolio of high yield fixed income instruments rated Ba1 or lower by Moody's Investors Service, Inc.
PGIM Short Duration High Yield Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of high yield fixed income instruments that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are considered by the subadviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 80% of its investable assets in a diversified portfolio of high yield fixed income instruments that are below investment grade (commonly referred to as junk bonds) with varying maturities and other investments (including derivatives) with similar economic characteristics.The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another NRSRO, or, if unrated, considered by the subadviser to be of comparable quality. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less. As of August 31, 2026, the Fund’s weighted average portfolio duration was 1.47 years and the Fund’s weighted average maturity was 2.51 years. The types of fixed income securities in which the Fund may invest include bonds, debentures, notes, commercial paper, floating rate or variable rate instruments and other similar types of debt instruments, as well as loan participations and assignments, money market instruments, payment-in-kind securities and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed income instruments of companies or governments. The Fund may invest up to 20% of its investable assets in U.S. currency-denominated fixed income securities issued by foreign issuers, including issuers in emerging markets. The Fund may invest up to 10% of its investable assets in non-U.S. currency-denominated fixed income securities issued by foreign or domestic issuers. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin and leverage. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is undervalued or overvalued.The Fund may use various derivative strategies to try to improve the Fund’s returns. The subadviser may also use hedging techniques to try to protect the Fund’s assets. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another NRSRO, or, if unrated, considered by the subadviser to be of comparable quality. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin and leverage. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is undervalued or overvalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its investable assets in a diversified portfolio of high yield fixed income instruments that are below investment grade (commonly referred to as junk bonds) with varying maturities and other investments (including derivatives) with similar economic characteristics.